Stock Compensation Plans (Details 3) (Stock Awards Plan [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Stock Awards Plan [Member]
Stock Award Activity (Table Amounts)
Stock awards - outstanding at January 1	3,658	3,276	5,144
Stock awards - granted	2,317	2,356	1,505
Stock awards - vested	(1,319)	(1,645)	(2,950)
Stock awards - forfeited	(356)	(329)	(423)
Stock awards - outstanding at December 31	4,300	3,658	3,276	5,144
Stock awards - available for grant at December 31, 2010	2,110
Weighted-average grant date fair value - outstanding at January 1	$ 58	$ 75	$ 67
Weighted-average grant date fair value - granted	$ 60	$ 45	$ 80
Weighted-average grant date fair value - vested	$ 79	$ 71	$ 64
Weighted-average grant date fair value - forfeited	$ 56	$ 66	$ 65
Weighted-average grant date fair value - outstanding at December 31	$ 53	$ 58	$ 75	$ 67
Weighted-average remaining contractual term - outstanding at January 1 (years)	1.5	1.6	1.4	1.3
Weighted-average remaining contractual term - outstanding at December 31 (years)	1.5	1.6	1.4	1.3